Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) [Line Items]
Account receivables (in Nuevos Soles)	S/ 894,571	S/ 773,575
Loan description	(i) Adjustment to the present value of the account receivable from Gasoducto Sur Peruano S.A. for S/72.2 million, due to the variation in the discount rate applied, which increased from 2.73% to 5.86% (S/32.8 million due to an increase in the rate from 1.65% to 2.73% as of December 31, 2021). (ii) Adjustment to the fair value of the BCI loan in Inversiones en Autopistas S.A. for S/16.6 million due to the variation of the discount rate applied, which increased from 8.39% to 9.97% (S/12.4 million for rate increase from 6.45% to 8.39% as of December 31, 2021). (iii) Present value of the account receivable from Inversiones Majes S.A. in Viva Negocio Inmobiliario S.A. for S/5 million at an applied discount rate of 8%.
Viva Negocio Inmobiliario S.A. [Member]
Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) [Line Items]
Construction and sanitation expenses (in Nuevos Soles)	S/ 8,000
Construction discount rate	7.99%
Gasoducto Sur Peruano S.A. [Member]
Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) [Line Items]
Construction and sanitation expenses (in Nuevos Soles)		S/ 1,700
Construction discount rate		8.00%
Account receivables (in Nuevos Soles)			S/ 22,900
Top of range [member]
Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) [Line Items]
Account receivable discount rate			2.48%
Bottom of range [member]
Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) [Line Items]
Account receivable discount rate			1.65%